Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Total current tax provision						$ 120,000
State						120,000
Deferred
State					$ (298,000)	1,290,000
Total deferred income tax provision (benefit)					(298,000)	1,290,000
Change in valuation allowance						(635,000)
Income tax provision	$ (188,000)	$ (151,000)	$ (354,000)	$ (294,000)	(298,000)	775,000
ADIT EDTECH ACQUISITION CORP [Member]
Current
Current					795,203
Deferred					(151,332)	(170,539)
Deferred
Change in valuation allowance					151,332	$ 170,539
Income tax provision	$ (37,661)	$ (294,065)	$ (115,369)	$ (316,701)	$ 795,203